Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023
C000243319
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Account Value	$ 10,000	$ 12,493	$ 12,823	$ 12,582	$ 13,476	$ 12,251	$ 11,739	$ 11,518	$ 11,518	$ 11,739	$ 10,976	$ 10,132	$ 10,343	$ 10,554	$ 9,990	$ 9,450	$ 9,310	$ 9,900
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000	13,086	13,406	12,662	12,778	12,511	12,215	12,068	11,650	11,100	11,572	11,211	10,643	10,467	10,012	9,175	9,372	9,841
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 10,000	$ 11,173	$ 11,192	$ 11,005	$ 11,132	$ 10,864	$ 10,880	$ 10,807	$ 10,744	$ 10,654	$ 10,794	$ 10,509	$ 10,374	$ 10,291	$ 10,036	$ 9,807	$ 9,831	$ 9,856